Other current liabilities (Detail Textuals) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Related Party Transaction [Line Items]
Borrowing from a third party	[1]	¥ 19,486		¥ 0
Borrowings from employees	[2]	3,235		¥ 0
Third party
Related Party Transaction [Line Items]
Borrowing from a third party			¥ 32,500
Percentage of interest rate per annum			5.00%
Loan maturity date			Jun. 18, 2018
Loans from several employees
Related Party Transaction [Line Items]
Borrowings from employees		¥ 3,200
Percentage of interest rate per annum		4.00%
Loan maturity date		Jul. 02, 2018

[1]	In 2016, the Group obtained an interest free loan of RMB32.5 million from a third party who has a close relationship with Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company. As this loan was obtained via the CEO, the Group had accounted for the imputed interest at 5% per annum based on a rate within the range of the Company's cost of borrowings as a deemed capital contribution on behalf of the CEO. The loan had no repayment schedule, and was fully repaid by June 18, 2018.
[2]	In 2017, the Group obtained loans from several employees totaling RMB3.2 million, at 4% interest rate per annum. These loans had no repayment schedule, and were fully repaid by July 2, 2018.